SIGNIFICANT ACCOUNTING POLICIES - Account Receivable Concentration of Credit Risk (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 CNY (¥)
Concentration Risk [Line Items]
Accounts receivable	$ 27,140	¥ 58,925	¥ 188,940
Accounts Receivable
Concentration Risk [Line Items]
Accounts receivable		¥ 35,864	144,086
Concentration risk, percentage	76.30%	60.90%
Company A | Accounts Receivable
Concentration Risk [Line Items]
Accounts receivable		¥ 10,600	13,495
Concentration risk, percentage	7.10%	18.00%
Company B | Accounts Receivable
Concentration Risk [Line Items]
Accounts receivable		¥ 25,264	50,567
Concentration risk, percentage	26.80%	42.90%
Company C | Accounts Receivable
Concentration Risk [Line Items]
Accounts receivable			¥ 80,024
Concentration risk, percentage	42.40%